Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Principal Executive Officer ($)[1]	Compensation Actually Paid to Principal Executive Officer ($)	Average Summary Compensation Table Total for Other Named Executive Officers ($)[2]	Average Compensation Actually Paid to Other Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Return on Equity (%)[4]
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)[3]

2022	5,059,578	3,901,918	1,335,242	1,173,964	125.37	119.84	284,184,000	25.6
2021	4,732,251	10,379,498	1,411,841	2,455,319	147.06	118.27	176,769,000	19.2
2020	5,126,043	3,683,218	1,509,111	1,088,309	85.52	97.30	95,851,000	11.6

Company Selected Measure Name	Return on equity
Named Executive Officers, Footnote [Text Block]	For the years 2022, 2021, and 2020, this is the total compensation, as depicted in the Summary Compensation Table above, for CEO Mr. MacFarlane, our Principal Executive Officer.For the years 2022, 2021, and 2020, this is the average total compensation, as depicted in the Summary Compensation Table above, for the following executives, Mr. Moug, Sr. Vice President and Chief Financial Officer; Mr. Rogelstad, Sr. Vice President, Electric Platform, President, Electric Platform; Mr. Abbott, Sr. Vice President, Manufacturing Platform, President, Varistar Corporation; and Ms. Smestad, Vice President, General Counsel and Corporate Secretary.
Peer Group Issuers, Footnote [Text Block]	Our total shareholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total shareholder return is depicted, and reinvestment of all dividends during such period. Peer group total shareholder return is based on the weighted-average TSR of the 38 companies included in the EEI Index, excluding Otter Tail Corporation, weighted on the basis of market capitalization at the beginning of each period.
PEO Total Compensation Amount	$ 5,059,578	$ 4,732,251	$ 5,126,043
PEO Actually Paid Compensation Amount	$ 3,901,918	10,379,498	3,683,218
Adjustment To PEO Compensation, Footnote [Text Block]

	Summary Compensation Total ($)	Deductions		Additions					Compensation Actually Paid ($)
Year		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Value of Service Cost Attributable to the Executive Under the Pension Plan and ESSRP ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)

Principal Executive Officer
2022	5,059,578	(2,130,247)	—	66,755	1,830,242	(1,061,510)	533,919	(396,819)	3,901,918
2021	4,732,251	(1,998,568)	—	66,495	3,860,900	3,235,686	486,968	(4,234)	10,379,498
2020	5,126,043	(1,732,446)	(1,160,611)	57,531	1,296,027	(423,941)	432,486	88,129	3,683,218
Average for Other NEOs
2022	1,335,242	(398,885)	—	80,489	362,964	(184,592)	79,781	(101,035)	1,173,964
2021	1,411,841	(405,726)	(156,415)	78,392	805,284	668,470	55,048	(1,575)	2,455,319
2020	1,509,111	(367,105)	(382,085)	75,439	321,641	(120,294)	29,734	21,868	1,088,309

Non-PEO NEO Average Total Compensation Amount	$ 1,335,242	1,411,841	1,509,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,173,964	2,455,319	1,088,309
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Summary Compensation Total ($)	Deductions		Additions					Compensation Actually Paid ($)
Year		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Value of Service Cost Attributable to the Executive Under the Pension Plan and ESSRP ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)

Principal Executive Officer
2022	5,059,578	(2,130,247)	—	66,755	1,830,242	(1,061,510)	533,919	(396,819)	3,901,918
2021	4,732,251	(1,998,568)	—	66,495	3,860,900	3,235,686	486,968	(4,234)	10,379,498
2020	5,126,043	(1,732,446)	(1,160,611)	57,531	1,296,027	(423,941)	432,486	88,129	3,683,218
Average for Other NEOs
2022	1,335,242	(398,885)	—	80,489	362,964	(184,592)	79,781	(101,035)	1,173,964
2021	1,411,841	(405,726)	(156,415)	78,392	805,284	668,470	55,048	(1,575)	2,455,319
2020	1,509,111	(367,105)	(382,085)	75,439	321,641	(120,294)	29,734	21,868	1,088,309

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
COMPENSATION ACTUALLY PAID VERSUS COMPANY PERFORMANCE
The graph below depicts the relationship between each of financial performance measures in the pay versus performance table above and compensation actually paid (“CAP”) to our CEO and, on average, to our other Named Executive Officers (“NEOs”), for each the three years ended December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Named Executive Officer	Corporate Earnings Per Share(1)	Corporate Return on Equity(1)	Total Shareholder Return(2)	Electric Platform Return on Equity(1)	Electric Platform Net Income(1)	Manufacturing Platform Net Income(1)	Safety - Otter Tail Corporation(1)	Safety - Electric Platform(1)	Safety - Manufacturing Platform(1)

Charles S. MacFarlane	✓	✓	✓				✓
Kevin G. Moug	✓	✓	✓				✓
Timothy J. Rogelstad	✓	✓	✓	✓	✓			✓
John S. Abbott	✓	✓	✓			✓			✓
Jennifer O. Smestad	✓	✓	✓				✓

Total Shareholder Return Amount	$ 125.37	147.06	85.52
Peer Group Total Shareholder Return Amount	119.84	118.27	97.30
Net Income (Loss)	$ 284,184,000	$ 176,769,000	$ 95,851,000
Company Selected Measure Amount	0.256	0.192	0.116
PEO Name	Mr. MacFarlane
Additional 402(v) Disclosure [Text Block]	The fair value of stock awards includes the value of both restricted stock unit awards and performance share awards. The measurement date fair value of restricted stock unit awards was determined based on the market price of the Company's common stock on the measurement date. The performance share awards include two separate components, i) a performance based component which is determined based on a ROE metric, and ii) a market based component which is determined based on a TSR metric. The measurement date fair value of the performance based component of the performance share awards was determined based upon the measurement date stock price and a discounted cash flow analysis to adjust for expected unearned dividends during the vesting period, taking into account the estimated number of shares to be granted relative to target. The measurement date fair value of the market based component of the performance share awards was determined using a Monte Carlo fair value simulation model incorporating the assumptions outlined below.

Grant Year	2018	2019		2020		2021		2022
Measurement Date	12/31/2019	12/31/2019	12/31/2020	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2022

Risk-free interest rate	1.59%	1.58%	0.10%	0.13%	0.39%	0.73%	4.73%	4.41%
Expected term (in years)	3.00	3.00	3.00	3.00	3.00	3.00	3.00	3.00
Expected volatility	20.00%	20.00%	58.00%	43.00%	21.00%	44.00%	32.00%	27.00%
Dividend yield	2.70%	2.70%	3.40%	3.40%	3.20%	3.20%	2.50%	2.50%
The measurement date assumptions outlined above are different from the assumptions utilized in determining the grant date fair value in some instances. The assumptions utilized in estimating the grant date fair value of the market based component of the performance share awards for awards granted in the years ending December 31, 2018, 2019, 2020, 2021 and 2022, are outlined below.

	2018	2019	2020	2021	2022

Risk-free interest rate	2.23%	2.52%	1.42%	0.18%	1.52%
Expected term (in years)	3.00	3.00	3.00	3.00	3.00
Expected volatility	22.00%	21.00%	19.00%	32.00%	32.00%
Dividend yield	3.20%	3.00%	2.80%	3.60%	2.90%

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Return on equity is equal to Otter Tail Corporation’s annual net income divided by the 13-month average of total outstanding common equity using the 13 months ending at the end of the fiscal year.
PEO [Member] | Deductions, Amounts Reported In The Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,130,247)	$ (1,998,568)	$ (1,732,446)
PEO [Member] | Deductions, Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,160,611)
PEO [Member] | Additions, Value of Service Cost Attributable to the Executive Under the Pension Plan and ESSRP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,755	66,495	57,531
PEO [Member] | Additions, Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,830,242	3,860,900	1,296,027
PEO [Member] | Additions, Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,061,510)	3,235,686	(423,941)
PEO [Member] | Additions, Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	533,919	486,968	432,486
PEO [Member] | Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (396,819)	(4,234)	88,129
PEO [Member] | Charles S. MacFarlane [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Earnings Per Share(1)
PEO [Member] | Charles S. MacFarlane [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Return on Equity(1)
PEO [Member] | Charles S. MacFarlane [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return(2)
PEO [Member] | Charles S. MacFarlane [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Safety - Otter Tail Corporation(1)
Non-PEO NEO [Member] | Deductions, Amounts Reported In The Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (398,885)	(405,726)	(367,105)
Non-PEO NEO [Member] | Deductions, Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(156,415)	(382,085)
Non-PEO NEO [Member] | Additions, Value of Service Cost Attributable to the Executive Under the Pension Plan and ESSRP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	80,489	78,392	75,439
Non-PEO NEO [Member] | Additions, Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	362,964	805,284	321,641
Non-PEO NEO [Member] | Additions, Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(184,592)	668,470	(120,294)
Non-PEO NEO [Member] | Additions, Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,781	55,048	29,734
Non-PEO NEO [Member] | Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (101,035)	$ (1,575)	$ 21,868
Non-PEO NEO [Member] | Kevin G. Moug [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Earnings Per Share(1)
Non-PEO NEO [Member] | Kevin G. Moug [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Return on Equity(1)
Non-PEO NEO [Member] | Kevin G. Moug [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return(2)
Non-PEO NEO [Member] | Kevin G. Moug [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Safety - Otter Tail Corporation(1)
Non-PEO NEO [Member] | Jennifer O. Smestad [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Earnings Per Share(1)
Non-PEO NEO [Member] | Jennifer O. Smestad [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Return on Equity(1)
Non-PEO NEO [Member] | Jennifer O. Smestad [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return(2)
Non-PEO NEO [Member] | Jennifer O. Smestad [Member] | Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Safety - Otter Tail Corporation(1)
Non-PEO NEO [Member] | Timothy J. Rogelstad [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Earnings Per Share(1)
Non-PEO NEO [Member] | Timothy J. Rogelstad [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Return on Equity(1)
Non-PEO NEO [Member] | Timothy J. Rogelstad [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return(2)
Non-PEO NEO [Member] | Timothy J. Rogelstad [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Electric Platform Return on Equity(1)
Non-PEO NEO [Member] | Timothy J. Rogelstad [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Electric Platform Net Income(1)
Non-PEO NEO [Member] | Timothy J. Rogelstad [Member] | Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Safety -Electric Platform(1)
Non-PEO NEO [Member] | John S. Abbott [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Earnings Per Share(1)
Non-PEO NEO [Member] | John S. Abbott [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Return on Equity(1)
Non-PEO NEO [Member] | John S. Abbott [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return(2)
Non-PEO NEO [Member] | John S. Abbott [Member] | Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Manufacturing Platform Net Income(1)
Non-PEO NEO [Member] | John S. Abbott [Member] | Measure [Axis]: 9
Pay vs Performance Disclosure [Table]
Measure Name	Safety -Manufacturing Platform(1)